Income Taxes	12 Months Ended
Mar. 31, 2015
Income Taxes

16. Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Income before income taxes and discontinued operations:
Japan	¥109,363	¥184,504	¥188,601
Overseas	63,209	101,835	155,416

	¥172,572	¥286,339	¥344,017

Provision for income taxes:
Current—
Japan	¥7,428	¥19,116	¥9,455
Overseas	13,675	27,093	38,264

	21,103	46,209	47,719

Deferred—
Japan	27,371	49,419	36,112
Overseas	5,208	2,925	5,226

	32,579	52,344	41,338

Provision for income taxes	¥53,682	¥98,553	¥89,057

In fiscal 2013 and 2014, the Company and its subsidiaries in Japan are subject to a National Corporation tax of approximately 28%, an Inhabitant tax of approximately 5% and a deductible Enterprise tax of approximately 8%, which in the aggregate result in a statutory income tax rate of approximately 38.3%. In fiscal 2015, the Company and its subsidiaries in Japan are subject to a National Corporation tax of approximately 26%, an Inhabitant tax of approximately 5% and a deductible Enterprise tax of approximately 8%, which in the aggregate result in a statutory income tax rate of approximately 35.9%.

Reconciliation of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Income before income taxes and discontinued operations	¥172,572	¥286,339	¥344,017

Tax provision computed at statutory rate	¥66,095	¥109,668	¥123,502
Increases (reductions) in taxes due to:
Change in valuation allowance*	(3,371)	(845)	1,839
Non-deductible expenses for tax purposes	1,538	2,382	3,513
Non-taxable income for tax purposes	(2,128)	(3,224)	(7,633)
Effect of nontaxable bargain purchase gain	0	0	(12,953)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(4,720)	(5,805)	(8,766)
Effect of the tax rate change related to the new Japanese tax law	(580)	(5,824)	(14,098)
Other, net	(3,152)	2,201	3,653

Provision for income taxes	¥53,682	¥98,553	¥89,057

*	In fiscal 2015, increases in the valuation allowance of ¥1,819 million due to the amendment to tax loss carry-forward rules related to the new Japanese tax law are included in “Change in valuation allowance” in the table above.

The effective income tax rate is different from the statutory tax rate primarily because of certain non-deductible expenses for tax purposes, non-taxable income for tax purposes, changes in valuation allowance, the effect of nontaxable bargain purchase gain, the effect of lower income tax rates on foreign subsidiaries and a domestic life insurance subsidiaries, and the effect of the tax reforms as discussed in the following paragraph.

On March 20, 2014, the bill for reconstruction funding and the bill for local corporate tax were approved by the National Diet of Japan. For a fiscal year beginning on April 1, 2014, special corporate tax for reconstruction will not be charged, and as a result, the combined statutory income tax rate for a fiscal year beginning on April 1, 2014 was reduced from approximately 38.3% to approximately 35.9%.

On March 31, 2015, the 2015 tax reform bill was passed by the National Diet of Japan. From a fiscal years beginning on April 1, 2015, the national tax rate and the local business tax rate were reduced, and as a result, the combined statutory income tax rate for the fiscal year beginning on April 1, 2015 was reduced from approximately 35.9% to approximately 33.5%, and the combined statutory income tax rate for a fiscal years beginning on April 1, 2016 will be further reduced to approximately 32.9%. In addition, tax loss carry-forward rules were amended, and the deductible amount of tax losses carried forward for the fiscal years beginning on April 1, 2015 and April 1, 2016 became limited to 65% of taxable income for the year, compared to 80% for the current fiscal year. From the fiscal years beginning on April 1, 2017, the deductible limit of tax losses carried forward will be further reduced to 50% of taxable income for the year, while from fiscal years beginning on April 1, 2017, the tax loss carry-forward period will be extended from nine years to ten years. The increase and decrease of the deferred tax assets and liabilities due to the change in the tax rates resulted in a decrease of provision for income taxes by ¥14,098 million in the accompanying consolidated statements of income, and the increase of the valuation allowance due to the amendment to tax loss carry-forward rules resulted in an increase of provision for income taxes by ¥1,819 million in the accompanying consolidated statements of income.

Total income taxes recognized in fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Provision for income taxes	¥53,682	¥98,553	¥89,057
Income taxes on discontinued operations	(347)	4,681	166
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	6,209	5,304	6,915
Defined benefit pension plans	2,727	1,456	(4,045)
Foreign currency translation adjustments	7,225	1,756	6,880
Net unrealized gains (losses) on derivative instruments	40	329	(255)
Direct adjustments to shareholders’ equity	70	(101)	(734)

Total income taxes	¥69,606	¥111,978	¥97,984

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2014 and 2015 are as follows:

	Millions of yen
	2014	2015
Assets:
Net operating loss carryforwards	¥75,711	¥91,899
Allowance for doubtful receivables on direct financing leases and probable loan losses	26,451	20,170
Investment in securities	17,380	11,128
Policy liabilities and policy account balances	0	18,273
Accrued expenses	24,382	30,352
Investment in operating leases	16,726	18,470
Property under facility operations	11,505	10,098
Installment loans	7,576	6,487
Other	53,424	50,961

	233,155	257,838
Less: valuation allowance	(30,570)	(50,515)

	202,585	207,323
Liabilities:
Investment in direct financing leases	7,855	6,342
Investment in operating leases	86,122	89,411
Unrealized gains (losses) on investment in securities	21,624	26,361
Deferred insurance policy acquisition costs	24,212	28,494
Policy liabilities and policy account balances	47,641	53,871
Other intangible assets	111,988	122,996
Undistributed earnings	66,258	68,269
Prepaid benefit cost	12,540	15,205
Other	51,876	57,994

	430,116	468,943

Net deferred tax liability	¥227,531	¥261,620

Net deferred tax assets and liabilities at March 31, 2014 and 2015 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2014	2015
Other assets	¥61,152	¥74,449
Income taxes: Deferred	288,683	336,069

Net deferred tax liability	¥227,531	¥261,620

The valuation allowance is primarily recognized for deferred tax assets of consolidated subsidiaries with net operating loss carryforwards for tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and tax loss carryforwards, net of the existing valuation allowances at March 31, 2015. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were decreases of ¥5,307 million in fiscal 2013, increases of ¥11,739 million in fiscal 2014, and increases of ¥19,945 million in fiscal 2015. The adjustments to the beginning-of-the-year amount in the total valuation allowance resulting from changes in judgment about the realizability of deferred tax assets in future years were increases of ¥1,983 million and decreases of ¥6,732 million in fiscal 2013, increases of ¥1,308 million and decreases of ¥3,216 million in fiscal 2014, and increases of ¥5,447 million and decreases of ¥8,364 million in fiscal 2015.

The Company and certain subsidiaries have net operating loss carryforwards of ¥532,573 million at March 31, 2015, which expire as follows:

Year ending March 31,	Millions of yen
2016	¥644
2017	570
2018	71,684
2019	36,083
2020	19,310
Thereafter	404,282

Total	¥532,573

The unrecognized tax benefits as of March 31, 2014 and 2015 were not material. The Company and its subsidiaries believe that it is not reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2015.

The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2014 and March 31, 2015, and in the consolidated statements of income for the years ended March 31, 2013, 2014 and 2015 were not material.

The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination for the tax years prior to fiscal 2013, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2010, respectively.

Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2009. Subsidiaries in the Netherlands remain subject to a tax examination for the tax years after fiscal 2009.